Schedule of Investments (unaudited)	iShares® Global Materials ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 14.5%
BHP Group Ltd.	702,398	$21,206,607
BHP Group PLC	502,845	14,962,011
Fortescue Metals Group Ltd.	403,655	5,674,078
Glencore PLC(a)	2,604,518	13,270,743
James Hardie Industries PLC	106,081	4,269,987
Newcrest Mining Ltd.	193,714	3,469,439
Northern Star Resources Ltd.	275,882	1,897,336
Rio Tinto Ltd.	88,422	6,452,346
Rio Tinto PLC	254,122	16,758,388
South32 Ltd.	1,107,944	3,240,273
		91,201,208
Belgium — 0.6%
Solvay SA	17,561	2,041,569
Umicore SA	47,306	1,929,820
		3,971,389
Brazil — 2.2%
Vale SA, ADR	981,186	13,756,228

Canada — 7.1%
Agnico Eagle Mines Ltd.	58,510	3,107,859
Barrick Gold Corp.	423,403	8,049,996
CCL Industries Inc., Class B, NVS	35,029	1,878,349
First Quantum Minerals Ltd.	131,023	3,135,354
Franco-Nevada Corp.	45,531	6,296,844
Kinross Gold Corp.	299,102	1,735,570
Kirkland Lake Gold Ltd.	62,773	2,630,615
Nutrien Ltd.	135,966	10,219,888
Teck Resources Ltd., Class B	111,795	3,219,646
Wheaton Precious Metals Corp.	106,725	4,579,654
		44,853,775
Chile — 0.3%
Empresas CMPC SA	267,302	448,013
Sociedad Quimica y Minera de Chile SA, ADR	33,853	1,707,207
		2,155,220
Denmark — 0.9%
Chr Hansen Holding A/S	24,378	1,922,215
Novozymes A/S, Class B	50,160	4,118,627
		6,040,842
Finland — 1.2%
Stora Enso OYJ, Class R	145,147	2,663,934
UPM-Kymmene OYJ	127,343	4,845,223
		7,509,157
France — 3.5%
Air Liquide SA	112,817	19,675,769
Arkema SA	15,644	2,208,066
		21,883,835
Germany — 4.2%
BASF SE	218,672	15,347,571
Covestro AG(b)	46,317	2,850,717
HeidelbergCement AG	34,802	2,355,296
LANXESS AG	20,652	1,277,093
Symrise AG	31,614	4,675,541
		26,506,218
Ireland — 8.8%
CRH PLC	184,433	9,763,886
Linde PLC	122,013	42,268,964

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	61,396	$3,383,925
		55,416,775
Japan — 6.7%
Asahi Kasei Corp.	330,800	3,116,251
JFE Holdings Inc.	137,300	1,751,674
Mitsubishi Chemical Holdings Corp.	340,000	2,521,906
Mitsui Chemicals Inc.	48,800	1,311,754
Nippon Paint Holdings Co. Ltd.	345,900	3,777,501
Nippon Steel Corp.	227,329	3,713,656
Nitto Denko Corp.	35,800	2,765,637
Shin-Etsu Chemical Co. Ltd.	94,500	16,402,871
Sumitomo Chemical Co. Ltd.	392,500	1,850,955
Sumitomo Metal Mining Co. Ltd.	65,100	2,465,625
Toray Industries Inc.	387,100	2,293,427
		41,971,257
Mexico — 0.9%
Cemex SAB de CV, NVS(a)	3,587,878	2,451,438
Grupo Mexico SAB de CV, Series B	738,117	3,218,796
		5,670,234
Netherlands — 3.0%
Akzo Nobel NV	44,721	4,913,267
ArcelorMittal SA	152,069	4,878,167
Koninklijke DSM NV	41,614	9,371,735
		19,163,169
Norway — 0.7%
Norsk Hydro ASA	335,297	2,638,314
Yara International ASA	37,433	1,887,304
		4,525,618
Peru — 0.2%
Southern Copper Corp.	20,156	1,243,827

South Korea — 1.6%
LG Chem Ltd.	11,263	5,822,539
POSCO	17,980	4,169,324
		9,991,863
Sweden — 0.8%
Boliden AB	65,651	2,531,484
Svenska Cellulosa AB SCA, Class B	142,090	2,521,288
		5,052,772
Switzerland — 4.8%
Givaudan SA, Registered	1,892	9,926,574
Holcim Ltd.	123,255	6,268,630
Sika AG, Registered	33,781	14,039,964
		30,235,168
Taiwan — 1.3%
Formosa Plastics Corp.	1,036,720	3,891,090
Nan Ya Plastics Corp.	1,337,940	4,121,849
		8,012,939
United Kingdom — 4.4%
Amcor PLC	365,432	4,388,838
Anglo American PLC	321,014	13,204,018
Croda International PLC	34,013	4,658,810
DS Smith PLC	324,049	1,687,615
Johnson Matthey PLC	47,153	1,310,286
Mondi PLC	115,089	2,854,657
		28,104,224
United States — 31.7%
Air Products & Chemicals Inc.	52,703	16,035,415

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Albemarle Corp.	27,851	$6,510,728
Avery Dennison Corp.	19,646	4,254,734
Ball Corp.	77,103	7,422,706
Celanese Corp.	25,917	4,355,611
CF Industries Holdings Inc.	50,986	3,608,789
Corteva Inc.	173,513	8,203,695
Dow Inc.	176,062	9,986,237
DuPont de Nemours Inc.	123,332	9,962,759
Eastman Chemical Co.	32,003	3,869,483
Ecolab Inc.	59,357	13,924,558
FMC Corp.	30,172	3,315,601
Freeport-McMoRan Inc.	349,616	14,589,476
International Flavors & Fragrances Inc.	60,600	9,129,390
International Paper Co.	92,186	4,330,898
LyondellBasell Industries NV, Class A	62,639	5,777,195
Martin Marietta Materials Inc.	14,858	6,545,246
Mosaic Co. (The)	87,796	3,449,505
Newmont Corp.	189,950	11,780,699
Nucor Corp.	68,034	7,766,081
Packaging Corp. of America	22,752	3,097,685
PPG Industries Inc.	56,522	9,746,654
Sealed Air Corp.	35,270	2,379,667
Sherwin-Williams Co. (The)	57,415	20,219,266
Vulcan Materials Co.	31,597	6,558,905
Westrock Co.	63,286	2,807,367
		199,628,350
Total Common Stocks — 99.4%
(Cost: $610,662,510)		626,894,068
Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	271,628	$1,336,410

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	1,814	437,695

Total Preferred Stocks — 0.3%
(Cost: $2,637,568)		1,774,105

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	310,000	310,000

Total Short-Term Investments — 0.1%
(Cost: $310,000)		310,000

Total Investments in Securities — 99.8%
(Cost: $613,610,078)		628,978,173

Other Assets, Less Liabilities — 0.2%		1,328,756

Net Assets — 100.0%		$630,306,929

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$670,000	$—	$(360,000	)(a)	$—	$—	$310,000	310,000	$42	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	1	03/17/22	$202	$3,450
FTSE 100 Index	4	03/18/22	397	5,077
MSCI Emerging Markets Index	5	03/18/22	307	(3,260)
S&P 500 E-Mini Index	2	03/18/22	476	2,094
				$7,361

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
December 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$313,965,436	$312,928,632	$—	$626,894,068
Preferred Stocks	1,336,410	437,695	—	1,774,105
Money Market Funds	310,000	—	—	310,000
	$315,611,846	$313,366,327	$—	$628,978,173
Derivative financial instruments(a)
Assets
Futures Contracts	$5,544	$5,077	$—	$10,621
Liabilities
Futures Contracts	(3,260)	—	—	(3,260)
	$2,284	$5,077	$—	$7,361

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares